UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     ABANCO Investments, Ltd.

Address:  P.O. Box 4098
          Middletown, RI 02842

13F File Number: 28-06287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750

Signature, Place and Date of Signing:

/s/ Brandywine Managers, LLC
Managing Member

By: Richard E. Carlson           Hockessin, DE         November 14, 2005
----------------------           -------------         -----------------
     [Signature]                 [City, State]               [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number             Name

     28-03420                         Ashford Capital Mangement, Inc.
     28-00030                         John W. Bristol & Co., Inc.
     28-04558                         Parametric Portfolio Associates
     28-02635                         Gardner Russo & Gardner
     28-11077                         Cedar Rock Capital Ltd.
     --------------------             -------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:         $232
                                               (thousands)

List of Other Included Managers:

Form 13F File Number                            NONE

--------------------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                     ABANCO INVESTMENTS, LTD.
                                                     AS OF September 30, 2005

                                                Value       Shares or                       Investment  Other      Voting Authority
                                                -----       ----------                      ----------  -----      ----------------
Name of Issuer      Title of Class  CUSIP       (x$1000)    Prin Amount  SH/PRIN  Put/Call  Discretion  Managers  Sole  Shared  None
--------------      --------------  -----       --------    -----------  -------  --------  ----------  --------  ----  ------  ----
SPRINT NEXTEL CORP  COM FON         85206110 0  232         9,757        SH                 SOLE        NONE      9,757
                                                232

01864.0005 #615820